13F-HR
   03/31/03

   CIK                       0000878080
   CCC                       x2rtt$mv



   SUBMISSION-CONTACT
         NAME                CHRISTINE KUJAN
         PHONE               814-835-7097


   Attached Documents Page (2)

         FORM 13F







                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):	[   ]  is a restatement.
        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presque Isle Capital Management, Inc.
Address:	                            3939 West Ridge Road
		Suite B30
		Erie, PA  16506

13F File Number:	28-2939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John F. Trettel
Title:		President
Phone:		814-835-7097
Signature, Place, and Date of Signing

        John F. Trettel
        Erie, PA
        May 5, 2003
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $26,106,000


List of Other Included Managers:

No.	13F File Number		Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE

AOL Time Warner Inc            com              00184A105    393   36216   sh       sole             36216       0      0
Abbott Labs                    com              002824100    402   10700   sh       sole             10700       0      0
Ameriserv Finl Inc             com              03074A102    564  161069   sh       sole            161069       0      0
Amgen Inc                      com              031162100    738   12818   sh       sole             12818       0      0
BellSouth Inc                  com              079860102    477   22000   sh       sole             22000       0      0
Biomet Inc                     com              090613100    569   18550   sh       sole             18550       0      0
Black & Decker Corp            com              091797100    253    7250   sh       sole              7250       0      0
Bristol Myers Squibb Co        com              110122108   1008   47703   sh       sole             47703       0      0
Burlington Res Inc             com              122014103    272    5700   sh       sole              5700       0      0
Capital Environmental Resource com              14008M104    427  108000   sh       sole            108000       0      0
Cisco Sys Inc                  com              17275R102   1118   86100   sh       sole             86100       0      0
Citigroup Inc                  com              172967101    901   26160   sh       sole             26160       0      0
Corning Inc                    com              219350105    284    1003   sh       sole              1003       0      0
Cytyc Corp                     com              232946103    300   23015   sh       sole             23015       0      0
Dell Computer Corp             com              247025109    225    8235   sh       sole              8235       0      0
Disney Walt Co                 com              254687106    268   15745   sh       sole             15745       0      0
EMC Corp Mass                  com              268648102    291   40270   sh       sole             40270       0      0
Exxon Mobil Corp               com              30231G102   1122   32092   sh       sole             32092       0      0
Federal Natl Mtg Assn          com              313586109    500    7650   sh       sole              7650       0      0
FleetBoston Finl Corp          com              339030108    458   19191   sh       sole             19191       0      0
General Elec Co                com              369604103   1850   72539   sh       sole             72539       0      0
Hewlett Packard Co             com              428236103    648   41640   sh       sole             41640       0      0
Home Depot Inc                 com              437076102    244   10000   sh       sole             10000       0      0
Hospitality PPTYS TR           com SH BEN INT   44106M102    217    7100   sh       sole              7100       0      0
Intel Corp                     com              458140100   1584   97290   sh       sole             97290       0      0
International Business Machs   com              459200101   1198   15273   sh       sole             15273       0      0
Johnson & Johnson              com              478160104   1888   32634   sh       sole             32634       0      0
Lilly Eli & Co                 com              532457108    658   11515   sh       sole             11515       0      0
Lowes Cos Inc                  com              548661107    273    6700   sh       sole              6700       0      0
Medtronic Inc                  com              585055106    690   15300   sh       sole             15300       0      0
Merck & Co Inc                 com              589331107   1427   26044   sh       sole             26044       0      0
Microsoft Corp                 com              594918104   1476   60960   sh       sole             60960       0      0
Motorola Inc                   com              620076109    359   43500   sh       sole             43500       0      0
PNC Finl Svcs Group Inc        com              693475105    395    9310   sh       sole              9310       0      0
Pepsico Inc                    com              713448108    420   10505   sh       sole             10505       0      0
Pfizer Inc                     com              717081103   1304   41860   sh       sole             41860       0      0
Procter & Gamble Co            com              742718109    200    2250   sh       sole              2250       0      0
SBC Communications Inc         com              78387G103    225   11214   sh       sole             11214       0      0
Texas Instrs Inc               com              882508104    652   39810   sh       sole             39810       0      0
Verizon Communications         com              92343V104    359   10150   sh       sole             10150       0      0
Vodafone Group PLC New         Sponsored ADR    92857W100    332   18245   sh       sole             18245       0      0
Weight Watchers Intl Inc New   com              948626106    338    7350   sh       sole              7350       0      0
Wyeth                          com              983024100    373    9850   sh       sole              9850       0      0

/TEXT
/DOCUMENT
/SUBMISSION